Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost - Debt Instruments Valued At Fair Value - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments of the Chilean Government and the Central Bank of Chile	$ 839,744
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Bonds issued by the Central Bank of Chile [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments of the Chilean Government and the Central Bank of Chile
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Promissory notes issued by the Central Bank of Chile [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments of the Chilean Government and the Central Bank of Chile
Other Instruments Issued In Chile [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments issued in Chile
Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestics banks [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments issued in Chile
Other Instruments Issued In Chile [Member] | Mortgage bonds from domestic banks [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments issued in Chile
Other Instruments Issued In Chile [Member] | Deposits From Domestic Banks [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments issued in Chile
Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments issued in Chile
Other Instruments Issued In Chile [Member] | Promissory notes issued by other Chilean companies [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments issued in Chile
Instruments issued Abroad [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments
Total	839,744
Instruments issued Abroad [Member] | Instruments from foreign governments or Central Banks [Member]
Financial Instruments at Amortized Cost (Details) - Schedule of financial assets at amortized cost [Line Items]
Other instruments